Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Long-Term Debt Covenants [Abstract]
Bank Loans
	Bank loans	As of December 31, 2019	As of December 31, 2018	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	262,385	295,118	3.25%

	Total long-term debt	$ 262,385	$ 295,118

	Less: Deferred loan issuance costs	3,399	3,707

	Total long-term debt, net	$ 258,986	$ 291,411
	Less: Current portion of long-term debt	29,145	38,494
	Add: Current portion of deferred loan issuance costs	2,148	1,015
	Long-term debt, net	$ 231,989	$ 253,932

Required Annual Loan Payments
For the year ending December 31,	Amount
2020	$29,145
2021	27,397
2022	27,397
2023	101,014
2024	11,093
Thereafter	66,339

Total	$ 262,385